CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 16	$ 38,241	$ 10,819	$ (44,895)	$ 750		$ 4,931
Balance (in Shares) at Dec. 31, 2008	15,541,666
Cumulative dividends on Series A convertible redeemable preferred shares				(19,836)			(19,836)
Cumulative dividends on Series B convertible redeemable preferred shares				(14,412)			(14,412)
Cumulative dividends on Series C convertible redeemable preferred shares				(356)			(356)
Changes in redemption value of Series C convertible redeemable preferred shares				(1,872)			(1,872)
Purchase of subsidiary shares from noncontrolling interests		(2,561)			71		(2,490)
Share-based compensation expenses		571					571
Foreign currency translation adjustment			246			246	246
Net loss				(19,396)	(32)	(19,428)	(19,428)
Balance at Dec. 31, 2009	16	36,251	11,065	(100,767)	789	(19,182)	(52,646)
Balance (in Shares) at Dec. 31, 2009	15,541,666
Issuance of ordinary shares upon initial public offering	18	65,083					65,101
Issuance of ordinary shares upon initial public offering (in Shares)	18,000,000
Issuance of warrants (Note 17)		7,200					7,200
Reclassification of warrants		13,968					13,968
Cumulative dividends on Series A convertible redeemable preferred shares				(1,989)			(1,989)
Cumulative dividends on Series B convertible redeemable preferred shares				(1,412)			(1,412)
Cumulative dividends on Series C convertible redeemable preferred shares				(162)			(162)
Conversion of Series A convertible redeemable preferred shares into ordinary shares	62	186,467					186,529
Conversion of Series A convertible redeemable preferred shares into ordinary shares (in Shares)	63,016,780
Conversion of Series B convertible redeemable preferred shares into ordinary shares	51	150,304					150,355
Conversion of Series B convertible redeemable preferred shares into ordinary shares (in Shares)	50,795,457
Conversion of Series C convertible redeemable preferred shares into ordinary shares	6	20,512					20,518
Conversion of Series C convertible redeemable preferred shares into ordinary shares (in Shares)	5,941,613
Beneficial conversion feature on Series A convertible redeemable preferred shares upon conversion into ordinary shares		6,990					6,990
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares				(6,990)			(6,990)
Beneficial conversion feature on Series B convertible redeemable preferred shares upon conversion into ordinary shares		5,040					5,040
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares				(5,040)			(5,040)
Beneficial conversion feature on Series C convertible redeemable preferred shares upon conversion into ordinary shares		222					222
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares				(222)			(222)
Noncontrolling interest in acquired subsidiaries					10,064		10,064
Share-based compensation expenses		3,615					3,615
Foreign currency translation adjustment			11,857			11,857	11,857
Net loss				3,742	243	3,985	3,985
Balance at Dec. 31, 2010	153	495,652	22,922	(112,840)	11,096	15,842	416,983
Balance (in Shares) at Dec. 31, 2010	153,295,516
Reclassification of warrants		(1,391)					(1,391)
Exercise of warrants	9	9,666					9,675
Exercise of warrants (in Shares)	8,693,581
Purchase of subsidiary shares from noncontrolling interests		(4,907)			(1,032)		(5,939)
Share-based compensation expenses		10,479					10,479
Net losses not recognized immediately as a component of net periodic pension cost			(33)			(33)	(33)
Foreign currency translation adjustment			20,079		315	20,394	20,394
Net loss				(45,389)	(9,901)	(55,290)	(55,290)
Balance at Dec. 31, 2011	$ 162	$ 509,499	$ 42,968	$ (158,229)	$ 478	$ (34,929)	$ 394,878
Balance (in Shares) at Dec. 31, 2011	161,989,097